MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 90.2%
Airlines: 0.5%
	Emirates Airline
2,028,527	4.500%, 2/6/25	$1,946,374

Automotive & Auto Parts: 1.5%
	Ford Motor Credit Co LLC
2,925,000	4.063%, 11/1/24	2,669,062
	Kia Motors Corp
470,000	3.250%, 4/21/26	489,805
570,000	3.500%, 10/25/27	590,977
	ZF North America Capital Inc
2,138,000	4.000%, 4/29/20 [1]	2,127,343
		5,877,187
Banking: 12.6%
	ABN AMRO Bank NV
1,000,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [2,3]	975,864
	Allied Irish Banks PLC
EUR 1,800,000	4.125% (5 Year Swap Rate EUR + 3.950%), 11/26/25 [2,3]	1,961,792
	Australia & New Zealand Banking Group Ltd
410,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [2,3]	389,262
	Banco Bradesco SA
2,119,000	3.200%, 1/27/25	1,950,539
	Banco Daycoval SA
850,000	4.250%, 12/13/24	801,360
	Banco do Brasil SA
971,000	4.750%, 3/20/24	948,919
	Bank Leumi Le-Israel BM
1,050,000	3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [2,3]	976,739
	Bank of Ireland Group PLC
2,075,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [2,3]	1,959,090
	Bank of New Zealand
2,050,000	3.500%, 2/20/24	2,154,257
	Bankia SA
EUR 1,200,000	3.375% (5 Year Swap Rate EUR + 3.350%), 3/15/27 [2,3]	1,283,756
	Barclays PLC
EUR 2,250,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [2,3]	2,276,456
	Caixa Geral de Depositos SA
EUR 1,900,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [2,3]	1,919,593
	CaixaBank SA
EUR 2,100,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [2,3]	2,176,884
	CIT Group Inc
1,800,000	5.000%, 8/15/22	1,759,462
	Credit Suisse AG
1,450,000	6.500%, 8/8/23	1,482,344
	Credit Suisse Group AG
1,850,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [2,3,5]	1,792,317

	Danske Bank A/S
EUR 1,750,000	2.750% (5 Year Swap Rate EUR + 1.520%), 5/19/26 [2,3]	1,921,070
EUR 1,775,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [2,3]	1,886,117
	DBS Group Holdings Ltd
EUR 872,000	1.500% (5 Year Swap Rate EUR + 1.200%), 4/11/28 [2,3]	929,651
	Deutsche Bank AG
2,025,000	3.150%, 1/22/21	1,979,401
1,425,000	4.250%, 10/14/21	1,363,294
	Emirates NBD Bank PJSC
860,000	2.625%, 2/18/25	867,573
	HSBC Bank Capital Funding Sterling 2 LP
GBP 1,125,000	5.862% (6 Month LIBOR GBP + 1.850%), 4/7/20 [2,3,5]	1,398,050
	Ibercaja Banco SA
EUR 2,300,000	2.750% (5 Year Swap Rate EUR + 2.882%), 7/23/30 [2,3]	2,152,404
	Itau Unibanco Holding SA Island
450,000	5.125%, 5/13/23	451,690
	Macquarie Bank Ltd
667,000	6.625%, 4/7/21	688,531
	National Australia Bank Ltd
2,000,000	3.933% (5 Year CMT Rate + 1.880%), 8/2/34 [2,3]	1,971,282
	Power Finance Corp Ltd
2,000,000	3.950%, 4/23/30	1,694,700
	Shinhan Bank Co Ltd
1,000,000	4.000%, 4/23/29	1,009,032
	Standard Chartered PLC
1,950,000	3.950%, 1/11/23	1,861,677
	State Bank of India
985,000	4.375%, 1/24/24	975,276
	Virgin Money UK PLC
GBP 1,250,000	5.000% (5 Year Swap Rate GBP + 3.516%), 2/9/26 [2,3]	1,520,954
	Volksbank Wien AG
EUR 1,800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [2,3]	1,943,786
		49,423,122
Broadcasting: 1.6%
	Netflix Inc
1,050,000	5.375%, 11/15/29 [1]	1,095,360
	Nexstar Broadcasting Inc
1,225,000	5.625%, 8/1/24 [1]	1,160,681
	Sirius XM Radio Inc
1,850,000	4.625%, 5/15/23 [1]	1,843,053
	TEGNA Inc
750,000	4.625%, 3/15/28 [1]	663,281
1,775,000	5.000%, 9/15/29 [1]	1,609,127
		6,371,502
Building Materials: 0.2%
	Cemex SAB de CV
EUR 910,000	2.750%, 12/5/24	895,154

Cable/Satellite TV: 3.2%
	CCO Holdings LLC / CCO Holdings Capital Corp
325,000	5.250%, 9/30/22	321,048
1,300,000	5.375%, 5/1/25 [1]	1,340,891
2,925,000	5.000%, 2/1/28 [1]	2,948,546
2,050,000	4.750%, 3/1/30 [1]	2,051,128
	CCO Holdings LLC / CCO Holdings Capital Senior Global
1,625,000	4.000%, 3/1/23 [1]	1,631,045

	Comcast Corp
925,000	2.650%, 2/1/30	953,638
	CSC Holdings LLC
1,000,000	6.625%, 10/15/25 [1]	1,058,780
1,575,000	5.750%, 1/15/30 [1]	1,594,231
	Midcontinent Communications / Midcontinent Finance Corp
825,000	5.375%, 8/15/27 [1]	805,825
		12,705,132
Capital Goods: 1.4%
	Deere & Co
2,300,000	3.100%, 4/15/30	2,437,539
1,125,000	3.750%, 4/15/50	1,287,817
	Westinghouse Air Brake Technologies Corp
1,900,000	4.400%, 3/15/24	1,891,016
		5,616,372
Chemicals: 1.5%
	Braskem Netherlands Finance BV
1,320,000	4.500%, 1/31/30	1,032,240
	Sherwin-Williams Co
2,100,000	3.450%, 6/1/27	2,156,836
1,875,000	2.300%, 5/15/30	1,757,975
	UPL Corp Ltd
1,022,000	4.500%, 3/8/28	887,347
		5,834,398
Consumer-Products: 0.5%
	Energizer Holdings Inc
525,000	5.500%, 6/15/25 [1]	512,534
	Stanley Black & Decker Inc
1,300,000	4.000% (5 Year CMT Rate + 2.657%), 3/15/60 [2,3]	1,249,953
		1,762,487
Containers: 3.4%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
1,950,000	6.000%, 2/15/25 [1]	1,970,085
EUR 1,525,000	2.125%, 8/15/26	1,512,470
	Ball Corp
EUR 1,550,000	1.500%, 3/15/27	1,533,247
	Berry Global Inc
2,000,000	5.500%, 5/15/22	1,985,042
389,000	6.000%, 10/15/22	387,664
1,375,000	5.125%, 7/15/23	1,388,296
550,000	4.875%, 7/15/26 [1]	558,592
	Crown European Holdings SA
EUR 1,900,000	0.750%, 2/15/23	1,988,858
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,350,000	5.125%, 7/15/23 [1]	1,344,944
	Silgan Holdings Inc
EUR 500,000	2.250%, 6/1/28	491,342
		13,160,540
Diversified Financial Services: 4.0%
	Alliance Data Systems Corp
1,200,000	4.750%, 12/15/24 [1]	921,000
	China Cinda Finance 2017 I Ltd
906,000	4.750%, 2/21/29	1,010,707
	DAE Funding LLC
4,000,000	5.000%, 8/1/24 [1]	3,649,880

	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,476,454
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,200,000	4.750%, 9/15/24	1,108,152
	Kuwait Projects Co SPC Ltd
900,000	9.375%, 7/15/20	905,728
	Lincoln Financing SARL
EUR 900,000	3.625%, 4/1/24	828,186
	MSCI Inc
1,025,000	3.625%, 9/1/30 [1]	978,234
	Refinitiv US Holdings Inc
EUR 1,350,000	4.500%, 5/15/26	1,487,501
	SoftBank Group Corp
EUR 1,800,000	4.000%, 4/20/23	1,844,564
	Springleaf Finance Corp
1,000,000	7.750%, 10/1/21	1,010,460
625,000	6.125%, 3/15/24	620,331
		15,841,197
Diversified Media: 2.3%
	Lamar Media Corp
1,175,000	5.750%, 2/1/26	1,199,146
	Outfront Media Capital LLC / Outfront Media Capital Corp
2,150,000	5.625%, 2/15/24	2,141,948
950,000	5.000%, 8/15/27 [1]	879,273
	Prosus NV
1,760,000	5.500%, 7/21/25	1,749,669
1,090,000	3.680%, 1/21/30	988,968
	Walt Disney Co
1,550,000	2.000%, 9/1/29	1,506,262
325,000	3.800%, 3/22/30	366,822
		8,832,088
Energy: 5.4%
	Concho Resources Inc
991,000	4.375%, 1/15/25	830,739
	Delek & Avner Tamar Bond Ltd
800,000	4.435%, 12/30/20 [1]	795,592
	Diamondback Energy Inc
1,375,000	5.375%, 5/31/25	1,016,984
	Gazprom PJSC Via Gaz Capital SA
EUR 713,000	3.125%, 11/17/23	798,698
	KazMunayGas National Co JSC
750,000	4.750%, 4/19/27	722,109
	Lukoil International Finance BV
965,000	4.563%, 4/24/23	979,417
	MOL Hungarian Oil & Gas PLC
EUR 805,000	2.625%, 4/28/23	930,454
	Petrobras Global Finance BV
2,000,000	4.375%, 5/20/23	1,932,000
	Plains All American Pipeline LP / PAA Finance Corp
2,025,000	3.600%, 11/1/24	1,676,203
	Reliance Holding USA Inc
920,000	5.400%, 2/14/22	938,695

	Rockies Express Pipeline LLC
2,675,000	3.600%, 5/15/25 [1]	1,854,479
2,450,000	4.950%, 7/15/29 [1]	1,494,977
2,625,000	4.800%, 5/15/30 [1]	1,578,941
	Southern Star Central Corp
4,650,000	5.125%, 7/15/22 [1]	4,605,532
	Ultrapar International SA
1,000,000	5.250%, 6/6/29	843,050
	Western Midstream Operating LP
675,000	3.100%, 2/1/25	345,108
		21,342,978
Environmental: 0.4%
	Republic Services Inc
1,725,000	2.300%, 3/1/30	1,641,338

Food & Drug Retail: 0.6%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
2,275,000	4.625%, 1/15/27 [1]	2,276,251

Food/Beverage/Tobacco: 4.5%
	BRF SA
EUR 875,000	2.750%, 6/3/22	937,206
1,200,000	4.750%, 5/22/24	1,095,006
1,062,000	4.875%, 1/24/30	897,868
	Constellation Brands Inc
2,250,000	4.750%, 11/15/24	2,329,427
1,160,000	4.750%, 12/1/25	1,215,747
	General Mills Inc
1,150,000	2.875%, 4/15/30	1,147,700
	Grupo Bimbo SAB de CV
1,900,000	3.875%, 6/27/24	1,885,084
	JM Smucker Co
1,800,000	2.375%, 3/15/30	1,679,866
	Kraft Heinz Foods Co
325,000	4.875%, 2/15/25 [1]	325,772
1,050,000	3.000%, 6/1/26	1,022,715
	MARB BondCo PLC
979,000	7.000%, 3/15/24	877,434
	PepsiCo Inc
2,025,000	2.625%, 3/19/27	2,127,721
	Post Holdings Inc
1,050,000	5.750%, 3/1/27 [1]	1,083,261
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	979,935
		17,604,742
Gaming: 0.2%
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
875,000	5.750%, 2/1/27	764,531

Healthcare: 12.1%
	AbbVie Inc
1,400,000	2.950%, 11/21/26 [1]	1,409,720
3,700,000	3.200%, 11/21/29 [1]	3,737,729
	Alcon Finance Corp
2,075,000	3.000%, 9/23/29 [1]	2,076,680
	AMN Healthcare Inc
975,000	4.625%, 10/1/27 [1]	932,100

	Avantor Inc
2,000,000	6.000%, 10/1/24 [1]	2,107,910
1,000,000	9.000%, 10/1/25 [1]	1,058,955
	Bausch Health Cos Inc
3,204,000	6.500%, 3/15/22 [1]	3,248,055
1,181,000	5.875%, 5/15/23 [1]	1,177,309
375,000	7.000%, 3/15/24 [1]	384,373
2,400,000	6.125%, 4/15/25 [1]	2,379,012
1,925,000	5.750%, 8/15/27 [1]	1,992,664
1,250,000	5.250%, 1/30/30 [1]	1,191,325
	Bristol-Myers Squibb Co
1,750,000	3.400%, 7/26/29 [1]	1,935,990
	Centene Corp
1,000,000	5.375%, 6/1/26 [1]	1,035,660
1,000,000	5.375%, 8/15/26 [1]	1,031,250
	Charles River Laboratories International Inc
1,050,000	4.250%, 5/1/28 [1]	1,017,922
	Cigna Corp
1,625,000	2.400%, 3/15/30	1,549,226
	CVS Health Corp
2,050,000	3.000%, 8/15/26	2,078,958
1,275,000	4.300%, 3/25/28	1,366,496
1,575,000	3.250%, 8/15/29	1,541,528
1,125,000	3.750%, 4/1/30	1,160,722
	HCA Inc
1,000,000	5.875%, 5/1/23	1,048,755
2,075,000	5.250%, 4/15/25	2,180,528
3,125,000	3.500%, 9/1/30	2,845,933
	LifePoint Health Inc
625,000	4.375%, 2/15/27 [1]	593,437
	Molina Healthcare Inc
1,000,000	5.375%, 11/15/22	980,340
	MPT Operating Partnership LP / MPT Finance Corp
EUR 850,000	4.000%, 8/19/22	957,175
	Pfizer Inc
1,175,000	2.625%, 4/1/30	1,237,067
	Select Medical Corp
625,000	6.250%, 8/15/26 [1]	628,441
	Tenet Healthcare Corp
675,000	4.625%, 7/15/24	648,000
	Teva Pharmaceutical Finance Co BV
1,050,000	3.650%, 11/10/21	1,008,346
	Teva Pharmaceutical Finance IV BV
1,000,000	3.650%, 11/10/21	967,290
		47,508,896
Homebuilders/Real Estate: 4.3%
	Emaar Sukuk Ltd
1,730,000	3.875%, 9/17/29	1,497,315
	Equinix Inc
1,800,000	5.875%, 1/15/26	1,846,656
EUR 1,400,000	2.875%, 2/1/26	1,494,600
2,725,000	3.200%, 11/18/29	2,549,101
	Heimstaden Bostad AB
EUR 1,532,000	3.248% (5 Year Swap Rate EUR + 3.667%), 11/19/24 [2,3,5]	1,388,414

	iStar Inc
2,000,000	4.750%, 10/1/24	1,692,510
1,200,000	4.250%, 8/1/25	995,880
	Lennar Corp
750,000	6.625%, 5/1/20	755,560
	MPT Operating Partnership LP / MPT Finance Corp
675,000	4.625%, 8/1/29	631,547
	Shimao Property Holdings Ltd
1,000,000	4.750%, 7/3/22	987,479
	TLG Finance SARL
EUR 1,800,000	3.375% (5 Year Swap Rate EUR + 3.980%), 9/23/24 [2,3,5]	1,862,314
	Vivion Investments SARL
EUR 1,100,000	3.500%, 11/1/25	963,637
		16,665,013
Metals/Mining: 2.5%
	AngloGold Ashanti Holdings PLC
938,000	6.500%, 4/15/40	837,912
	Corp Nacional del Cobre de Chile
EUR 1,610,000	2.250%, 7/9/24	1,808,372
	Gold Fields Orogen Holdings BVI Ltd
900,000	6.125%, 5/15/29	855,495
	Nexa Resources SA
1,750,000	5.375%, 5/4/27	1,362,480
	Novelis Corp
1,314,000	5.875%, 9/30/26 [1]	1,298,669
	Southern Copper Corp
1,000,000	3.875%, 4/23/25	999,897
	Vale Overseas Ltd
1,450,000	6.250%, 8/10/26	1,574,076
	Vale SA
EUR 1,077,000	3.750%, 1/10/23	1,168,553
		9,905,454
Paper: 0.5%
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,129,263
960,000	3.850%, 1/13/30	869,040
		1,998,303
Quasi & Foreign Government: 2.0%
	Abu Dhabi Government International Bond
1,018,000	2.500%, 9/30/29	993,006
	Indian Railway Finance Corp Ltd
1,450,000	3.730%, 3/29/24	1,412,143
1,175,000	3.249%, 2/13/30	1,046,531
	MDGH - GMTN BV
EUR 760,000	3.625%, 5/30/23	904,083
	Romanian Government International Bond
EUR 1,000,000	3.875%, 10/29/35	1,148,569
	Russian Foreign Bond - Eurobond
800,000	4.375%, 3/21/29	857,950
	Saudi Government International Bond
EUR 1,320,000	2.000%, 7/9/39	1,373,905
	SPARC EM SPC Panama Metro Line 2 SP
142,043	N/A, 12/5/22 [4]	131,878
		7,868,065

Restaurants: 2.2%
	1011778 BC ULC / New Red Finance Inc
1,025,000	4.250%, 5/15/24 [1]	1,028,839
3,450,000	5.000%, 10/15/25 [1]	3,316,295
	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
4,045,000	5.000%, 6/1/24 [1]	3,989,402
	Yum! Brands Inc
450,000	3.875%, 11/1/20	447,148
		8,781,684
Services: 0.3%
	Techem Verwaltungsgesellschaft 675 mbH
EUR 1,200,000	2.000%, 7/15/25	1,244,899

Steel: 0.5%
	Gerdau Trade Inc
1,150,000	4.875%, 10/24/27	1,101,059
	JSW Steel Ltd
1,000,000	5.250%, 4/13/22	822,471
		1,923,530
Sovereign: 2.8%
	Brazilian Government International Bond
1,750,000	6.000%, 4/7/26	1,994,125
2,000,000	5.000%, 1/27/45	1,915,000
	Colombia Government International Bond
1,000,000	3.000%, 1/30/30	917,000
	Indonesia Government International Bond
1,600,000	4.750%, 2/11/29	1,740,369
	Mexico Government International Bond
900,000	4.500%, 4/22/29	926,559
	Panama Government International Bond
1,000,000	3.160%, 1/23/30	1,004,510
	Republic of South Africa Government International Bond
400,000	5.875%, 9/16/25	385,834
1,000,000	4.875%, 4/14/26	896,250
	State of Israel
565,000	2.500%, 1/15/30	570,136
610,000	2.750%, 7/3/30	610,000
		10,959,783

Super Retail: 4.5%
	Home Depot Inc
925,000	2.950%, 6/15/29	961,080
1,425,000	2.700%, 4/15/30	1,450,823
1,525,000	3.350%, 4/15/50	1,597,858
	JD.com Inc
2,471,000	3.375%, 1/14/30	2,474,841
	NIKE Inc
1,850,000	2.850%, 3/27/30	1,957,182
1,175,000	3.375%, 3/27/50	1,285,493
	Target Corp
1,400,000	2.350%, 2/15/30	1,404,146
1,800,000	2.650%, 9/15/30	1,855,660
	TJX Companies Inc
1,650,000	3.500%, 4/15/25	1,688,487
1,650,000	3.875%, 4/15/30	1,706,968
1,100,000	4.500%, 4/15/50	1,180,009
		17,562,547

Technology: 3.4%
	Baidu Inc
909,000	4.875%, 11/14/28	1,025,780
	Intel Corp
2,300,000	3.750%, 3/25/27	2,560,886
	NVIDIA Corp
1,925,000	2.850%, 4/1/30	2,011,527
1,150,000	3.500%, 4/1/50	1,253,969
	Oracle Corp
725,000	2.500%, 4/1/25	732,700
500,000	2.950%, 4/1/30	504,504
1,525,000	3.600%, 4/1/50	1,531,953
	Tencent Holdings Ltd
1,300,000	3.975%, 4/11/29	1,459,152
	Visa Inc
2,225,000	2.050%, 4/15/30	2,226,831
		13,307,302
Telecommunications: 8.3%
	America Movil SAB de CV
1,400,000	3.625%, 4/22/29	1,436,340
	American Tower Corp
3,781,000	3.800%, 8/15/29	3,849,576
	AT&T Inc
3,192,000	4.300%, 2/15/30	3,434,618
	CenturyLink Inc
525,000	5.125%, 12/15/26 [1]	528,938
	Crown Castle International Corp
1,350,000	3.650%, 9/1/27	1,370,230
	Level 3 Financing Inc
1,300,000	5.375%, 1/15/24	1,311,368
3,700,000	3.400%, 3/1/27 [1]	3,542,380
2,475,000	3.875%, 11/15/29 [1]	2,336,623
	Ooredoo International Finance Ltd
950,000	5.000%, 10/19/25	1,005,043
	SBA Communications Corp
1,000,000	4.875%, 9/1/24	1,018,750
	SES SA
EUR 1,825,000	5.625% (5 Year Swap Rate EUR + 5.401%), 1/29/24 [2,3,5]	1,880,002
	Sprint Corp
1,850,000	7.125%, 6/15/24	2,042,224
	TalkTalk Telecom Group PLC
GBP 700,000	3.875%, 2/20/25	790,346
	T-Mobile USA Inc
2,000,000	6.000%, 3/1/23	2,023,530
1,000,000	6.500%, 1/15/24	1,022,470
1,000,000	6.000%, 4/15/24	1,026,970
975,000	6.375%, 3/1/25	1,001,847
	VEON Holdings BV
1,250,000	4.000%, 4/9/25	1,192,188
	Verizon Communications Inc
825,000	3.000%, 3/22/27	869,957
925,000	4.016%, 12/3/29	1,045,076
		32,728,476

Transportation Excluding Air/Rail: 1.1%
	Adani Ports & Special Economic Zone Ltd
1,000,000	4.375%, 7/3/29	864,307
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	1,688,386
	DP World PLC
EUR 740,000	2.375%, 9/25/26	762,466
	Q-Park Holding I BV
EUR 1,025,000	2.000% (3 Month EURIBOR + 2.000%), 3/1/26 [2]	987,186
		4,302,345
Utilities: 1.9%
	Adani Electricity Mumbai Ltd
1,070,000	3.949%, 2/12/30	889,550
	Enel SpA
EUR 1,725,000	3.500% (5 Year Swap Rate EUR + 3.564%), 5/24/80 [2,3]	1,844,314
	Indiantown Cogeneration LP
152,852	9.770%, 12/15/20	152,912
	Israel Electric Corp Ltd
2,217,000	4.250%, 8/14/28	2,271,571
	NextEra Energy Operating Partners LP
1,925,000	4.250%, 7/15/24 [1]	1,888,916
	TerraForm Power Operating LLC
450,000	4.750%, 1/15/30 [1]	438,998
		7,486,261
TOTAL CORPORATE BONDS
(Cost $375,712,872)		354,137,951

CONVERTIBLE BONDS: 0.4%
Banking: 0.4%
	Nykredit Realkredit A/S
EUR 1,375,000	4.000% (5 Year Swap Rate EUR + 2.850%), 6/3/36 [2,3]	1,499,199

TOTAL CONVERTIBLE BONDS
(Cost $1,596,928)		1,499,199

Shares
EXCHANGE TRADED FUNDS: 0.9%
37,661	iShares JP Morgan USD Emerging Markets Bond ETF	3,641,066

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,755,046)		3,641,066

Shares
AFFILIATED MUTUAL FUNDS: 0.9%
400,000	Muzinich High Income Floating Rate Fund - Institutional Class	3,484,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $4,000,000)		3,484,000

TOTAL INVESTMENTS IN SECURITIES: 92.4%
(Cost $385,064,846)		362,762,216
Other Assets in Excess of Liabilities: 7.6%		29,996,950
TOTAL NET ASSETS: 100.0%		$392,759,166

†	In USD unless otherwise indicated.
CMT -	United States Constant Maturity Treasury Note
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2020 the value of these securities amounted to $91,066,230 or 23.2% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Zero coupon security.
[5]	Perpetual call date security. Date shown is next call date.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2020 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

Settlement		Currency	U.S. Dollar Value at		Currency	U.S. Dollar Value at	Unrealized Appreciation
Date		to be Delivered	March 31, 2020		to be Received	March 31, 2020	(Depreciation)
6/16/20	EUR	70,000,000	$77,432,857		$78,719,760	$78,719,760	$1,286,903
6/16/20	GBP	3,100,000	3,855,718		3,917,842	3,917,842	62,124
6/16/20		$9,057,256	9,057,256	EUR	8,000,000	8,849,469	(207,787)
			$90,345,831			$91,487,071	$1,141,240

Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and derivative positions as of March 31, 2020.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$354,137,951	$–	$354,137,951
Convertible Bonds[1]	–	1,499,199	–	1,499,199
Exchange Traded Funds	3,641,066	–	–	3,641,066
Affiliated Mutual Funds	3,484,000	–	–	3,484,000
Total Assets	$7,125,066	$355,637,150	$–	$362,762,216
Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$–	$1,141,240	$–	$1,141,240

[1] See the Schedule of Investments for industry breakout.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.